SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	945,487
Weighted Average Remaining Contractual Life (years)	1 year 11 months 12 days
Stock Options Exercisable, Ending Balance | shares	816,987
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.03
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	45,000
Weighted Average Remaining Contractual Life (years)	2 years 9 months 18 days
Stock Options Exercisable, Ending Balance | shares	11,250
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 1.80
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	423,037
Weighted Average Remaining Contractual Life (years)	1 year 7 months 20 days
Stock Options Exercisable, Ending Balance | shares	411,787
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 3.02
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	414,450
Weighted Average Remaining Contractual Life (years)	2 years 4 months 9 days
Stock Options Exercisable, Ending Balance | shares	330,950
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.53
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	5,000
Weighted Average Remaining Contractual Life (years)	1 year 3 months 18 days
Stock Options Exercisable, Ending Balance | shares	5,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 7.50
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	58,000
Weighted Average Remaining Contractual Life (years)	7 months 17 days
Stock Options Exercisable, Ending Balance | shares	58,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.49
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range		$ 1.10
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	0.00
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00
Bottom of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	8.00
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range		$ 7.65
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	1.99
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99
Top of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99